Senior Notes (Schedule Of Corporate Debt Principal Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt	$ 795,891	$ 740,136
Non Recourse Debt [Member]
Debt Instrument [Line Items]
2020		300,000
Thereafter		500,000
Long-term Debt		$ 800,000